Stock Option Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Option Indexed to Issuer's Equity [Line Items]
Schedule of the summary of the status of the plans and information with respect to the changes in options outstanding

			Weighted -
	Options		Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

December 31, 2013	195,495	804,505	$1.39	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	212,420	(212,420)	1.46	-
March 31, 2014	407,915	592,085	$1.37	$-

Exercisable options at March 31, 2014		499,710	$1.22	$-

			Weighted -
	Options		Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

January 1, 2013	455,495	544,505	$1.82
Granted	(260,000)	260,000	0.50
Exercised	-	-	-
Forfeited	-	-	-
December 31, 2013	195,495	804,505	$1.39	$-

Exercisable options at December 31, 2013		710,437	$1.29	$-

Schedule of summary of the information about stock options outstanding

	Options Outstanding			Options Exercisable
		Weighted-			Weighted-
		Average	Weighted-		Average	Weighted-
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$0.50	260,000	2.65	$0.50	260,000	2.65	$0.50
$1.33 - 2.03	153,200	2.76	1.90	147,104	2.76	$1.90
$2.06 - 4.34	178,885	7.10	2.16	92,606	7.00	2.16

Total	592,085	4.02	$1.37	499,710	3.49	$1.22

	Options Outstanding			Options Exercisable
		Weighted-			Weighted-
		Average	Weighted-		Average	Weighted-
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$0.50	260,000	2.90	$0.50	260,000	2.90	$0.50
$1.33 - 2.03	365,620	1.33	1.65	359,524	1.30	1.64
$2.06 - 4.34	178,885	7.35	2.16	90,913	7.29	2.16

Total	804,505	3.17	$1.39	710,437	2.65	$1.29

Schedule of fair values estimated using the Black-Scholes option-pricing model with the weighted-average assumptions
	Placement Agent Warrants		Investor Warrants
Investor Warrants	December 31, 2013	August 21, 2013	December 31, 2013	August 21, 2013	August 15, 2013

Closing price per share of common stock	$0.53	$0.84	$0.53	$0.84	$0.69
Exercise price per share (range)	0.50	0.60	0.50	1.00	1.00
Expected volatility	123.5%	134.9%	123.5%	134.9%	134.1%
Risk-free interest rate	1.6%	1.6%	1.6%	1.6%	1.6%
Dividend yield	-	-	-	-	-
Remaining expected term of underlying securities (years)	4.6	5.0	4.6	5.0	5.0

Stock Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Schedule of fair values estimated using the Black-Scholes option-pricing model with the weighted-average assumptions

Expected term	1.50 years
Expected volatility	153.61%
Dividend yield	0%
Risk-free interest rate	0.215%